Borrowings And Debentures (Tables)	12 Months Ended
Dec. 31, 2021
Borrowings [abstract]
Details Of Borrowings
(1)	Details of borrowings are as follows (Unit: Korean Won in millions):

	December 31, 2020
	Lenders	Interest rate (%)	Amount
Borrowings in local currency:
Borrowings from The BOK	The BOK	0.3	2,678,120
Borrowings from government funds	Small Enterprise And Market Service and others	0.0 ~ 5.0	2,155,129
Others	The Korea Development Bank and others	0.0 ~ 5.5	7,255,938

Sub-total			12,089,187

Borrowings in foreign currencies
Borrowings in foreign currencies	JPMorgan Chase & Co. and others	(0.4) ~ 7.3	7,573,722
Bills sold	Others	0.0 ~ 0.9	8,924
Call money	Bank and others	(0.3) ~ 3.8	416,370
Bonds sold under repurchase agreements	Other financial institutions	(0.5) ~ 10.6	657,823
Present value discount			(560)

Total			20,745,466

	December 31, 2021
	Lenders	Interest rate (%)	Amount
Borrowings in local currency:
Borrowings from The BOK	The BOK	0.3	3,144,897
Borrowings from government funds	Small Enterprise And Market Service and others	0.0 ~ 2.4	2,053,611
Others	The Korea Development Bank and others	0.0 ~ 3.1	9,984,518

Sub-total			15,183,026

Borrowings in foreign currencies
Borrowings in foreign currencies	JPMorgan Chase & Co. and others	(0.5) ~ 7.3	8,545,077
Bills sold	Others	0.0 ~ 1.3	9,111
Call money	Bank and others	(0.5) ~ 2.6	317,961
Bonds sold under repurchase agreements	Other financial institutions	(0.5) ~ 10.6	749,976
Present value discount			(49,692)

Total			24,755,459

Details Of Debentures
(2)	Details of debentures are as follows (Unit: Korean Won in millions):

	December 31, 2020		December 31, 2021
	Interest rate (%)	Amount	Interest rate (%)	Amount
Face value of bond (*) :
Ordinary bonds	0.8 ~ 4.5	29,623,445	0.7 ~ 3.6	37,004,942
Subordinated bonds	1.9 ~ 5.9	6,955,515	1.9 ~ 5.1	6,767,442
Other bonds	0.6 ~ 17.0	925,677	0.8 ~ 17.0	911,190

Sub-total		37,504,637		44,683,574

Discounts on bonds		(25,279)		(29,710)

Total		37,479,358		44,653,864

(*)
Included debentures under fair value hedge amounting to and 2,767,208 million Won and 2,366,724 million Won as of December 31, 2020 and 2021 respectively. Also, debentures under cash flow hedge amounting to 857,531 million Won and 819,298 million Won are included as of December 31, 2020 and 2021 respectively.